Identification and business activity	12 Months Ended
Dec. 31, 2019
Identification and business activity
Identification and business activity

1.     Identification and business activity

(a)          Identification -

Compañía de Minas Buenaventura S.A.A. (hereafter “the Company” or “Buenaventura”) is a publicly traded corporation incorporated in 1953. The Company stock is traded on the Lima and New York Stock Exchanges through American Depositary Receipts (ADRs), which represent the Company’s shares deposited in the Bank of New York. The Company’s legal domicile is at Las Begonias Street N°415, San Isidro, Lima, Peru.

(b)          Business activity -

The Company and its subsidiaries (hereinafter “the Group") are principally engaged in the exploration, mining, concentration, smelting and marketing of polymetallic ores and metals.

The Company operates directly four operating mining units in Peru (Uchucchacua, Orcopampa, Julcani and Tambomayo), three discontinued mining units (Mallay, Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel). In addition, the Company has a controlling interest in Sociedad Minera El Brocal S.A.A. (hereinafter “El Brocal”), which operates the Colquijirca mining unit; in Minera La Zanja S.R.L. (hereinafter “La Zanja”), which operates La Zanja mining unit; in El Molle Verde S.A.C. (hereinafter “Molle Verde”) which operates Trapiche, a mining unit at the development stage; and in other entities dedicated to energy generation and transmission services, and other activities. All these activities are carried out in Peru.

(c)          Approval of consolidated financial statements -

The consolidated financial statements as of December 31, 2019 were approved and authorized for issue by the Board of Directors on April 9, 2020 and subsequent events have been considered through that date. They will then be presented for approval by the Company's shareholders meeting.  Those shareholders have the authority to approve and or otherwise modify the consolidated financial statements.

(d)           The consolidated financial statements include the financial statements of the following subsidiaries:

	Country of
	incorporation	Ownership as of December 31,
	and business	2019		2018
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A. (*)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (*)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca	Peru	20.00	40.00	20.00	40.00
Minera La Zanja S.R.L.	Peru	53.06	—	53.06	—
Minera Julcani S.A. de C.V.	Mexico	99.80	0.20	99.80	0.20
Compañía de Minas Buenaventura Chile Ltda.	Chile	90.00	10.00	90.00	10.00
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00
Compañía Minera Nueva Italia S.A.	Peru	—	93.36	—	93.36

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Insurance brokerage:
Contacto Corredores de Seguros S.A.	Peru	99.98	0.02	99.98	0.02
Contacto Risk Consulting S.A.	Peru	—	98.00	—	98.00

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—

(*)          As of December 31, 2019 and 2018, the participation of the Company in the voting rights of El Brocal is 61.43 percent. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), a Group’s subsidiary (99.99 percent as of December 31, 2019 and 2018), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24 percent as of December 31, 2019 and 2018.

(e)          Discontinued operations

During 2019, the Group decided to classify its Mallay mining unit as discontinued. According to IFRS 5 "Non-current Assets Held for Sale and Discontinued Operations", the Group reclassified revenues and expenses related to this mining unit for the years 2018 and 2017 to the "Net loss from discontinued operations attributable to equity holders of the parent" caption.

During 2017, the Group sold the Breapampa and Recuperada mining units for US$2.0 million and US$0.6 million, respectively. As a result of such sales, the Group recorded reversals of the provision of impairment loss of long-lived assets and costs for sales of assets and supplies, which originated a net loss of US$4.0 million.

During 2017, as a result of the sales in 2017 and 2016, the Company received the confirmation from the Ministry of Energy and Mines of the transfer of its obligation for closure of mining units, which generated a reversal of US$11.8 million.

The net cash flows used by the mining units with discontinued operations are presented below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Operating activities	(2)	1,800	1,732
Investing activities	—	(1,817)	(1,796)
Decrease in cash and cash equivalents for the year	(2)	(17)	(64)

The results of the discontinued operations mining units for the years 2019, 2018 and 2017 are presented below:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Net sales	97	16,666	36,736
Cost of sales	(2)	(15,261)	(32,301)
Gross profit	95	1,405	4,435
Operating income (expenses), net
Administrative expenses	(8,048)	(1,661)	(3,872)
Changes in provision for closure of mining units, note 15(b)	(1,912)	(6,013)	(12,701)
Reversal (provision) for impairment of inventories, note 8(c)	(320)	—	1,345
Reversal (provision) for contingencies	(134)	(9)	(562)
Derecognition of long-lived assets	(44)	(5,100)	—
Net loss in sale of mining units	—	—	(18,550)
Reversal of Impairment loss of long-lived assets, note 11(b)	—	2,837	17,197
Reversal of provision for closure of mining units for sale of mining units	—	—	11,700
Others, net	117	(3,162)	(8,438)
Total operating expenses, net	(10,341)	(13,108)	(13,881)
Operating loss	(10,246)	(11,703)	(9,446)
Other income (expense), net
Finance costs, note 15(b)	(266)	(88)	(766)
Net gain (loss) from currency exchange difference	(2)	30	(10)
Total other expenses, net	(268)	(58)	(776)
Loss before income tax	(10,514)	(11,761)	(10,222)
Income tax	—	(47)	(122)

Loss from discontinued operations	(10,514)	(11,808)	(10,344)

Loss from the discontinued operations, per basic and diluted share, express in U. S. dollars	(0.04)	(0.03)	(0.04)

Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Identification and business activity

1.     Identification and business activities of the Company

(a)Identification -

Minera Yanacocha S.R.L. hereinafter “the Company” or “Yanacocha”, was incorporated in Peru on January 14, 1992 and commenced operations in 1993. The Company is currently engaged in the production, exploration and development of gold under the mining concessions it owns or that are owned by S.M.R.L. Chaupiloma Dos de Cajamarca ("Chaupiloma"). Future projects could include the production, exploration and development of copper as well.

The Company is 51.35% owned by Newmont Second Capital Corporation, a 100% indirectly owned subsidiary of Newmont Mining Corporation ("Newmont", the ultimate Parent company), 43.65% owned by Compañia Minera Condesa S.A., which is 100% owned by Compañia de Minas Buenaventura S.A.A. (“Buenaventura”) and 5% owned by Summit Global Management II VB, a wholly-owned subsidiary of Sumitomo Corporation, see note 13.

The controlling Partners of the Company (or their affiliates) also own the controlling interest in Chaupiloma. In accordance with a mining lease agreement, amended and effective on January 1, 1994, the Company pays Chaupiloma a 3% royalty based on quarterly production sold at current market prices, after deducting refinery and transportation costs. The royalty agreement expires in 2032.

The Company's legal domicile is at La Paz avenue No. 1049 office 401, Miraflores, Lima Peru.

(b)Business activities-

In order to perform its activities, the Company is required to obtain mining concessions or provisional permits for exploration and processing concessions for the treatment of mining ores from the Peruvian Ministry of Energy and Mines ("MEM"). Under Peru's current legal and regulatory regime, these mining and processing rights are maintained by meeting a minimum annual level of production or investment and by the annual payment of a concession fee. A fine is payable for the years in which minimum production or investment requirements are not met. The Company holds mining concessions which exploration and processing rights do not expires as long as the Company comply with the legal requirements. To date the Company has complied with all the applicable legal requirements related to its concession rights.

The Company’s operations are located approximately 375 miles (604 kilometers) north of Lima and 30 miles (48 kilometers) north of the city of Cajamarca and are primarily accessible by paved roads. The Yanacocha property began production in 1993 and consists of the following open pit mines: the La Quinua Complex, the Yanacocha Complex, the Carachugo Complex and Maqui Maqui. In addition, The Company has four leach pads (La Quinua, Yanacocha, Carachugo and Maqui Maqui), three gold processing plants (Pampa Larga, Yanacocha Norte and La Quinua), one limestone processing facility (China Linda) and one mill (Yanacocha Gold Mill).

The La Quinua Complex is currently mining material from the La Quinua Sur and the Tapado Oeste Layback and is scheduled to finish mining operations in 2020.

The Yanacocha Complex mines material from the Yanacocha Layback and Yanacocha Pinos, which are scheduled to finish mining operations in 2020, respectively. The Yanacocha Complex began operations in 1997 and has had limited mining operations in recent years.

The Carachugo Complex and Maqui Maqui mined material from multiple mines that are no longer in operation. In addition, the Carachugo Complex processes material from the Quecher Main project, which is a new open pit within the existing footprint of Yanacocha. This project will add oxide production at Yanacocha and will extend the life of the Yanacocha operation to 2027.

Yanacocha’s gold processing plants are located adjacent to the solution storage ponds and are used to process gold-bearing solutions from Yanacocha’s leach pads through a network of solution-pumping facilities and the Yanacocha Gold Mill processes high-grade gold ore to produce a gold-bearing solution for treatment at the La Quinua processing plant, followed by Merrill - Crowe zinc precipitation and smelting where a final dore product is poured. The dore is then shipped offsite for refining and is sold on the worldwide gold markets.

Gold mining requires the use of specialized facilities and technology. The Company relies heavily on such facilities and technology to maintain production levels. Also, the cash flows and profitability of the Company’s operations are significantly affected by the market price of gold. Gold prices can fluctuate widely and are affected by numerous factors beyond the Company’s control. During 2019, 2018 and 2017 the Company produced 527,000,  515,000 and 660,000 ounces of gold, respectively.

Brownfield exploration and development for new reserves is ongoing, including the development of the Quecher Main project within the existing footprint of Yanacocha. In addition, we continue to evaluate the potential for mining sulfide gold and copper mineralization.

Quecher Main project

This project is expected to add oxide production at Yanacocha, leverage existing infrastructure and enable potential future growth at Yanacocha. First production was achieved in late 2018 with commercial production started on October of 2019. The Quecher Main extends the life of the Yanacocha operation to 2027 with average annual gold production of about 200,000 ounces unaudited per year (on a consolidated basis) between 2020 and 2025. Development capital costs (excluding capitalized interest) since approval were US$193 million (US$96.8 million for the year 2019).

Conga project

The Conga Project consists of two gold-copper porphyry deposits located northeast of the Yanacocha operating area in the provinces of Celendin, Cajamarca and Hualgayoc. There is no exploration and (or) development of new reserves, the reserve balances reported for Conga in 2014 were reclassified to mineralized material in 2015.

Construction activities on the Conga project were suspended on November 30, 2011, at the request of Peru’s central government following increasing protests in Cajamarca by anti-mining activists led by the regional president. At the request of the Peruvian central government, the environmental impact assessment prepared in connection with the project, which was previously approved by the central government in October 2010, was reviewed by independent experts in an effort to resolve allegations around the environmental viability of Conga. This review concluded that the environmental impact assessment complied with international standards and provided some recommendations to improve water management. Yanacocha has focused on the construction of water reservoirs prior to the development of other project facilities. However, development of Conga is contingent upon generating acceptable project returns and getting local community and government support. Under the current social and political environment, the Company does not anticipate being able to develop Conga for at least the next five years. Due to the uncertainty surrounding the project’s development, the Company has allocated its exploration and development capital to other projects in recent years, and the Conga project is currently in care and maintenance. Should the Company be unable to develop the Conga project, the Company may have to consider other alternatives for the project, which may result in a future impairment charge. The total assets at Conga as of December 31, 2019 and 2018 were US$458.2 million and US$484.5 million, respectively.

Sulfides project

This project represents a stream of sulfide resources development that will be achieved by processing high-grade metal dominant sulfide ores from Yanacocha Verde Phase 1 and Chaquicocha underground deposits within Yanacocha’s operational footprint, through an integrated process flow sheet that includes the addition of new flotation, pressure oxidation, neutralization, solvent extraction and electrowinning facilities. The Sulfides project is in the development stage, and the Company expects to begin with the construction of the project in the first quarter of the year 2021.

(c)Approval of consolidated financial statements -

The consolidated financial statements as of December 31, 2019 were approved by the Company’s Management on April 8, 2020, and subsequent events have been considered through that date. They will then be presented for approval by the Company’s shareholders in the first half of 2020. Those shareholders have the authority to approve and or otherwise modify the consolidated financial  statements.

Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Identification and business activity

1.     Identification and business activity

(a)Identification -

Sociedad Minera Cerro Verde S.A.A. (the Company) was incorporated in Peru on August 20, 1993, as a result of the privatization process of certain mining units carried out by the Peruvian State in that year. The Company’s shares began being listed on the Lima Stock Exchange on November 14, 2000.

Through its subsidiary Cyprus Climax Metals Company, Freeport Minerals Corporation (FMC), a wholly owned subsidiary of Freeport-McMoRan Inc. (Freeport), owns 53.56% of the voting shares of the Company. SMM Cerro Verde Netherlands B.V. (SMM Cerro Verde), a subsidiary of Sumitomo Metal Mining Company Ltd. (Sumitomo), owns 21.00%, Compañía de Minas Buenaventura S.A.A. (Buenaventura) owns 19.58%, and other stakeholders own the remaining 5.86%.

The Company’s legal address is Jacinto Ibañez Street N°315 - Parque Industrial, Arequipa in the city of Arequipa and the ore deposit is located 20 miles southwest of that city (Asiento Minero Cerro Verde S/N Uchumayo – Arequipa).

(b)Business activity -

The Company’s activities are regulated by the Peruvian General Mining Law and comprise the extraction, production and sale of copper cathodes, copper concentrate and molybdenum concentrate.

Cerro Verde’s operation consists of an open-pit copper mine, with a processing capacity of 548,500 metric ton-per-day that includes (i) concentrator facilities with a 409,500 metric ton-per-day capacity (361,500 metric ton-per-day before the expansion approved by the Ministry of Energy and Mines during 2018), (ii) solution extraction and electrowinning (SX/EW) leaching facilities with leach copper production derived from a 39,000 metric ton-per-day crushed leach facility and (iii) a run-of-mine (ROM) leach system with a capacity of 100,000 metric ton-per-day. This SX/EW leaching operation has a production capacity of approximately 200 million pounds of copper per year. The leaching and flotation process carried out at these plants are part of the benefit concession “Planta de Beneficio Cerro Verde.”

(c)Financial statements approval -

The financial statements for the year ended December 31, 2019,  were approved by Company’s Management on April 9, 2020 and the subsequent events have been considered through those dates.